Inventories, Net - Schedule of Movement of Allowances for Inventories Valuation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Balance at beginning of the year	$ 1,247,384	$ 1,069,201	$ 862,736
Additions	303,834	210,377	231,715
Exchange adjustments	63,066	(32,194)	(25,250)
Balance at end of the year	$ 1,614,284	$ 1,247,384	$ 1,069,201